Label	Element	Value
Dimensional International Vector Equity ETF | TotalEnergies SE [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Dimensional International Vector Equity ETF | BHP Group, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Dimensional International Vector Equity ETF | ASML Holding NV- NYS [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Dimensional International Vector Equity ETF | Novartis AG, Class B [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Dimensional International Vector Equity ETF | Shell PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Dimensional International Vector Equity ETF | Suncor Energy, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Dimensional International Vector Equity ETF | Orange SA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Dimensional International Vector Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Dimensional International Vector Equity ETF | Nestle SA, Registered [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
Dimensional International Vector Equity ETF | Bayer AG, Registered [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
Dimensional International Vector Equity ETF | Japan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.00%
Dimensional International Vector Equity ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.00%
Dimensional International Vector Equity ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.40%
Dimensional International Vector Equity ETF | Germany
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.90%
Dimensional International Vector Equity ETF | France
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.20%
Dimensional International Vector Equity ETF | Switzerland
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.00%
Dimensional International Vector Equity ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.90%
Dimensional International Vector Equity ETF | Netherlands
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
Dimensional International Vector Equity ETF | Italy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.00%
Dimensional International Vector Equity ETF | Spain
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%